Land Use Rights - Schedule of Land Use Rights (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Land Use Rights [Abstract]
Land use rights, cost	$ 4,944,307	$ 5,015,749
Less: accumulated amortization	(730,771)	(642,591)
Land use rights, net	$ 4,213,536	$ 4,373,158